COMMITMENTS AND CONTINGENCIES (Details) - USD ($)			3 Months Ended	9 Months Ended
	Jan. 21, 2021	Dec. 07, 2020	Dec. 31, 2020	Sep. 30, 2021
Underwriting Agreement [Abstract]
Term of option for underwriters to purchase additional Units to cover over-allotments		45 days
Additional units granted to cover over-allotments (in shares)		4,125,000
Underwriter deferred fee (in dollars per share)			$ 0.35	$ 0.35
Deferred underwriting fees		$ 10,500,000	$ 10,500,000	$ 10,500,000
Over-Allotment Option [Member]
Underwriting Agreement [Abstract]
Units issued (in shares)		2,500,000
Unit price (in dollars per share)		$ 10.00
Number of remaining units expired unexercised (in shares)	1,625,000		1,625,000